Share-Based Compensation (Details) - Schedule of a summary of activities of the restricted shares	12 Months Ended
Sep. 30, 2022 $ / shares shares
Schedule Of a Summary Of Activities Of The Restricted Shares [Abstract]
Number of nonvested restricted shares, Beginning balance | shares
Weighted average fair value per ordinary share on the grant dates,Beginning balance | $ / shares
Number of nonvested restricted shares, Granted | shares	1,000,000
Weighted average fair value per ordinary share on the grant dates, Granted | $ / shares	$ 0.75
Number of nonvested restricted shares, Vested | shares	587,500
Weighted average fair value per ordinary share on the grant dates, Vested | $ / shares	$ 0.75
Number of nonvested restricted shares, Forfeited | shares
Weighted average fair value per ordinary share on the grant dates, Forfeited | $ / shares
Number of nonvested restricted shares, Ending balance | shares	412,500
Weighted average fair value per ordinary share on the grant dates, Ending balance | $ / shares	$ 0.75